Short-Term Investments (Details) - Schedule of Short-Term Investments - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Schedule of Short-Term Investments [Abstract]
Beginning balance	$ 13,219,005	$ 13,148,594	$ 13,148,594
Purchase of short-term investments	313,541
Sale of short-term investments	(313,541)
Realized (loss) gain on short-term investments	(3,094,084)		38,530
Change in fair value of short-term investments	(7,617,502)
Foreign currency translation adjustments	20,184		31,881
Ending balance of short-term investments	$ 2,527,603		$ 13,219,005